Schedule of property, plant and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2025
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	10 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	3 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	10 years
Leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life	Lease term